Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income taxes

12. Income taxes

Cayman Islands

X Financial is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, YZT (HK) Limited, a subsidiary of the Group located in Hong Kong, is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. No income tax expense for this entity has been recognized in the consolidated financial statements as it has no assessable income for the years ended December 31, 2018, 2019 and 2020.

PRC

The Company’s subsidiaries and consolidated VIEs established in the PRC are subject to an income tax rate of 25% for the years presented. As stipulated by the Taxation Law of the PRC, entities founded in certain industrial cooperation zones can be subject to a reduced enterprise income tax rate of 15%. One subsidiary became a qualified enterprise eligible to enjoy the preferential income tax rate of 15% from 2018 to 2019. One VIE in Shenzhen became a qualified enterprise eligible to enjoy the preferential income tax rate of 15% from 2018 to 2020. Moreover, a qualified software enterprise is entitled to a tax holiday consisting of two-year exemption starting from the first profit-making year and 50% reduction for the subsequent three years.  One subsidiary became a qualified software enterprise and was subject to a tax exemption in 2018 and the preferential tax rate of 12.5% from 2019 to 2021.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income Tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to PRC income taxes, at a statutory income tax rate of 25%.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if an underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Tax yeas from 2015 to the current years for the Group's PRC subsidiaries are subject to examination of the PRC tax authorities.

Current tax expense and deferred tax expense which are substantially all attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current tax	213,083,260	71,809,290	(157,326,719)	(24,111,375)
Deferred tax	(3,162,072)	(164,911,933)	(142,551,916)	(21,847,037)
Total	209,921,188	(93,102,643)	(299,878,635)	(45,958,412)

Income (loss) before income taxes and gain (loss) from equity affiliates for different jurisdictions is shown as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cayman Islands	(11,832,862)	(9,978,594)	(15,160,941)	(2,323,516)
Hong Kong entities	(2,423,249)	(140,208)	911,529	139,698
PRC entities	1,099,179,030	674,034,252	(1,587,284,724)	(243,262,026)
Total	1,084,922,919	663,915,450	(1,601,534,136)	(245,445,844)

A reconciliation between income tax expense computed by applying the PRC tax rate of 25% to income (loss) before income taxes and gain (loss) from equity affiliates and the reported amount of income tax expense is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Expected tax at PRC rate	271,230,730	165,978,862	(400,383,534)	(61,361,461)
Other expenses not deductible for income tax purposes	226,076	27,243,710	26,628,325	4,080,969
Share based compensation expense not deductible for income tax purposes	42,959,121	39,101,140	20,035,035	3,070,503
Effect of tax holiday and preferential tax rate(1)	(104,548,726)	(279,823,276)	2,160,562	331,121
Effect of different tax rate of subsidiary operation in other jurisdictions	3,164,192	2,853,547	3,712,755	569,005
Effect of change in tax rate	—	—	(1,547,465)	(237,159)
Research and development tax deduction	(32,720,713)	(12,657,389)	—	—
Unrecognized tax benefits for prior years' transfer pricing arrangement	—	—	32,092,388	4,918,374
Adjustment on income tax of the previous periods (2)	(17,208,473)	961,418	338,799	51,923
Tax on undistributed earnings/(loss) of VIEs	46,419,145	(46,419,145)	—	—
Valuation allowance movement	399,836	4,451,281	9,155,075	1,403,077
Others	—	5,207,209	7,929,425	1,215,236
Total	209,921,188	(93,102,643)	(299,878,635)	(45,958,412)
(1) The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
The aggregate amount tax benefit/(expense) of the tax holiday and preferential tax rate	104,548,726	279,823,276	(2,160,562)	(331,121)
The aggregate effect on basic and diluted net income per share:
—Basic	0.36	0.89	(0.01)	(0.00)
—Diluted	0.34	0.88	(0.01)	(0.00)
(2) A adjustment on current tax of the previous periods represented the adjustment according to final review of income tax filing with the PRC tax authorities.

The tax effects of temporary differences and carry forwards that give rise to the deferred tax balances at December 31, 2019 and 2020 are as follows:

	As of
	December 31,	As of December 31,
	2019	2020	2020
Deferred tax assets:	RMB	RMB	US$
Long-term investments	3,455,742	5,325,000	816,092
Accrued expenses	30,867,551	27,280,677	4,180,947
Accounts receivable and contract assets	105,168,108	79,593,687	12,198,266
Guarantee liabilities	210,014,843	62,048,651	9,509,372
Financial guarantee derivatives	116,363,471	157,281,000	24,104,368
Loan receivable from Xiaoying Housing Loans	7,231,727	16,551,270	2,536,593
Loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans	10,264,710	60,479,731	9,268,924
Operating loss carry forwards	5,631,764	214,313,889	32,845,041
Earnings rights associated with loan assets	—	496,990	76,167
Deposits to institutional cooperators	—	2,579,529	395,330
Investment in Consolidated Trusts	—	808,113	123,849
Lease liabilities	13,226,632	9,479,662	1,452,821
Others	149,079	—	—
Total deferred tax assets	502,373,627	636,238,199	97,507,770
Valuation allowance	(4,854,955)	(14,010,030)	(2,147,131)
Total deferred tax assets, net of valuation allowance	497,518,672	622,228,169	95,360,639
Deferred tax liabilities:
Property and equipment	662,682	581,854	89,173
Long-term investments	646,786	6,778,801	1,038,896
Investment in Consolidated Trusts	18,953,213	—	—
Right-of-use assets	13,124,040	9,214,921	1,412,249
Total deferred tax liabilities	33,386,721	16,575,576	2,540,318

On January 1, 2020, the Group adopted the ASC 326. The transition adjustment included a tax benefit of RMB5.7 million in retained earnings, which increased deferred tax assets by a corresponding amount.

Movement of the valuation allowance is as follows:

	As of
	December 31,	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Balance as of January 1	(403,674)	(4,854,955)	(744,054)
Addition	(4,451,281)	(9,155,075)	(1,403,077)
Balance as of December 31	(4,854,955)	(14,010,030)	(2,147,131)

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs. The valuation allowance is considered on an individual entity basis. As of December 31, 2019 and 2020, the Company had operating loss carry forwards of RMB38,990,106 and RMB921,429,605 (US$141,215,265) respectively from its subsidiaries, VIEs and subsidiaries of the VIEs registered in the PRC. The tax benefit due to net operating losses that can be carried forward to future years amounted to RMB776,809 and RMB200,303,859 (US$30,697,910) , net of valuation allowances, during 2019 and 2020 respectively. The net operating loss will expire in years 2022 to 2025 if not utilized.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry‑forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry‑forwards, including consideration of specific known trend of profits expected to be reflected within the industry and (iii) future taxable income arising from implementing tax planning strategies. On the basis of this evaluation, as of December 31, 2019 and 2020 a valuation allowance of RMB4,854,955 and RMB14,010,030 (US$2,147,131) was recorded respectively to reflect only the portion of the deferred tax assets that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as our projections for growth.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. Management has asserted it intends to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. As of December 31, 2020, the FIE of the Group had cumulative profits of RMB1,445,300,682 (US$221,502,020). The related unrecognized deferred tax liabilities were RMB144,530,068(US$22,150,202) as of December 31, 2020.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group accrued deferred tax liabilities on the earnings of the VIEs of nil and nil as of December 31, 2019 and 2020.

Unrecognized tax benefit

A roll-forward of unrecognized tax benefits are as follows:

	Year ended December 31,	Year ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Balance at beginning of the year	—	246,394,607	37,761,626
Additions for tax positions taken in prior years	—	32,092,388	4,918,374
Additions for tax positions taken in current year	319,206,371	34,252,413	5,249,412
Reductions for tax positions	(72,811,764)	(153,256,232)	(23,487,545)
Balance at end of the year	246,394,607	159,483,176	24,441,867

The accrued interest and penalties related to income taxes at December 31, 2019 and 2020 is set forth below:

	Year ended December 31,	Year ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Accrued interest	3,805,963	11,885,624	1,821,552

As of December 31, 2019 and 2020, the Group’s unrecognized tax benefits consisted of: 1) RMB105,168,108 and RMB 79,593,688 (US$12,198,266) arising from impairment losses and charge-offs of accounts receivable and contract assets; 2) RMB141,226,499 and RMB 47,797,100  (US$7,325,227) related to the provision for contingent guarantee liabilities; and 3) nil and RMB32,092,388  (US$4,918,374) arising from prior years' transfer pricing arrangement.

As of December 31, 2019, all the Group's unrecognized tax benefits were presented as income tax payable. As of December 31, 2020, RMB34,252,413 out of the unrecognized tax benefits was presented in the consolidated financial statements as a reduction to a deferred tax asset for a net operating loss carry forward.

As at December 31, 2019 and 2020, the unrecognized tax benefit balance of RMB246,394,607 and RMB127,390,788  (US$19,523,493), if recognized upon examination settlement or statute expiration, would not affect the Group’s effective tax rate.

As at December 31, 2019 and 2020, the unrecognized tax benefit balance of nil and RMB32,092,388  (US$4,918,374), if recognized upon examination settlement or statute expiration, would affect the effective tax rate.

As of December 31, 2019 and 2020, interest payable related to unrecognized tax benefits was RMB3,805,963 and RMB11,885,624 (US$1,821,552), which was recorded as part of the income tax payable in the consolidated financial statements.

For the year ended December 31, 2018, 2019 and 2020, interest expense related to unrecognized tax benefits was nil, RMB3,805,963 and RMB 8,079,661 (US$1,238,262), which was recorded as part of the income tax expense in the consolidated financial statements.